BORROWINGS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2022				December 31, 2021
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	4	$—	$—	N/A	5	$—	$—
Commercial paper	2.2	<1	440	440	N/A	N/A	—	—
Medium Term Notes:
Series 4 (C$150)	5.8	14	116	122	5.8	15	118	154
Series 9 (C$400)	3.8	3	311	305	3.8	3	317	334
Series 10 (C$500)	3.6	5	388	373	3.6	5	396	421
Series 11 (C$475)	4.3	7	369	357	4.3	7	376	419
Series 12 (C$475)	3.4	8	369	333	3.4	8	376	399
Series 13 (C$300)	4.3	27	233	196	4.3	28	237	275
Series 14 (C$425)	3.3	28	330	231	3.3	29	336	332
	3.9	12	2,116	1,917	3.9	13	2,156	2,334
Total corporate borrowings			2,556	$2,357			2,156	$2,334
Add: Unamortized premiums(1)			3				3
Less: Unamortized financing fees(1)			(9)				(10)
Less: Current portion			(440)				—
			$2,110				$2,149
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Credit facilities
Brookfield Renewable had $440 million commercial paper outstanding as at June 30, 2022 (2021: nil).
In the first quarter of 2022, Brookfield Renewable increased the capacity of its commercial paper program from $500 million to $1 billion.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 18 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2022	December 31, 2021
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Draws on corporate credit facilities(1)(2)	(1)	(24)
Authorized letter of credit facility	400	400
Issued letters of credit	(337)	(289)
Available portion of corporate credit facilities	$2,437	$2,462
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued on Brookfield Renewable's corporate credit facilities of $1,975 million
Medium term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 20 – Subsidiary public issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, Interbank Deposit Certificate rate (“CDI”), or The Extended National Consumer Price Index (“IPCA”) plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”) , Colombia inflation rate, plus a margin. Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”) . Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”) .
Effective January 1, 2022, Sterling Overnight Index Average (“SONIA”) replaced £ LIBOR, and Euro Short-term Rate (“€STR”) replaced € LIBOR. It is also currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR prior to June 30, 2023.
As at June 30, 2022, Brookfield Renewable’s floating rate borrowings have not been materially impacted by SONIA and €STR reforms. Brookfield Renewable has a transition plan for the replacement of US$ LIBOR with the Secured Overnight Financing Rate (“SOFR”) benchmark on June 30, 2023. This plan involves certain amendments to the contractual terms of US$ LIBOR referenced floating rate borrowings, interest rate swaps, interest rate caps and updates to hedge designations. These are not expected to have a material impact.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(4)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	5.8	11	$9,131	$8,681	4.9	11	$8,541	$9,008
Wind	4.8	8	4,826	4,706	4.4	8	4,767	5,059
Solar	4.7	12	5,063	5,125	4.1	13	4,303	4,561
Distributed energy & sustainable solutions	4.3	9	1,850	1,779	3.2	8	1,741	1,807
Total	5.2	10	$20,870	$20,291	4.5	10	$19,352	$20,435
Add: Unamortized premiums(3)			136				160
Less: Unamortized financing fees(3)			(141)				(132)
Less: Current portion			(2,279)				(1,818)
			$18,586				$17,562
(1)Includes $742 million (2021: $30 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $95 million (2021: $51 million) outstanding to an associate of Brookfield. Refer to Note 19 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
(4)Excluding credit facilities, total weighted-average term is 11 years.

In the first quarter of 2022, Brookfield Renewable completed a financing of COP 200 billion ($53 million) in Colombia. The loan bears a fixed interest of 8.66% and matures in 2032.
In the first quarter of 2022, Brookfield Renewable completed a financing of COP 356 billion ($95 million) in Colombia. The bond issued in two tranches bears variable interest at IPC plus an average margin of 4.39% maturing in 2029 and 2037.
In the first quarter of 2022, Brookfield Renewable completed a financing of COP 200 billion ($53 million) in Colombia. The loan bears variable interest at IBR plus 3.25% maturing in 2032.
In the first quarter of 2022, Brookfield Renewable completed a financing of R$150 million ($29 million) associated with a solar development project in Brazil. The loan bears a variable interest at IPCA plus 5.04% and matures February 2045.
In the first quarter of 2022, Brookfield Renewable completed a financing of CNY 835 million ($132 million) related to a wind portfolio in China. The debt, drawn in two tranches, bears a fixed interest rate of 4.9% and matures in 2037.
In the first quarter of 2022, Brookfield Renewable increased its revolving credit facility associated with the distributed generation portfolio in the United States by $50 million to a total of $150 million and agreed to amend its maturity to March 2025.
In the first quarter of 2022, Brookfield Renewable completed a refinancing totaling $170 million associated with a hydroelectric portfolio in the United States. The debt drawn in two tranches bears an average fixed interest of 3.62% and matures in 2032.
In the first quarter of 2022, Brookfield Renewable completed a refinancing totaling $35 million associated with a hydroelectric portfolio in the United States. A portion of the debt bears a fixed rate of 4.98% and the remaining portion bears interest at SOFR plus 3.25% maturing in 2026.
In the second quarter of 2022, Brookfield Renewable completed a financing of R$300 million ($63 million) associated with a solar development project in Brazil. The loan bears a variable interest at IPCA plus 5.39% and matures 2045.
In the second quarter of 2022, Brookfield Renewable completed a financing of R$500 million ($96 million) associated with a wind development project in Brazil. The loan bears a variable interest at CDI plus 1.58% and matures 2024.
In the second quarter of 2022, Brookfield Renewable completed a refinancing totaling €66 million ($70 million) associated with a solar asset in Spain. The loan bears a fixed interest of 3.36% and matures 2039.
In the second quarter of 2022, Brookfield Renewable increased its revolving credit facility capacity associated with the United States business by $250 million to a total of $750 million.
In the second quarter of 2022, Brookfield Renewable completed a financing totaling $250 million associated with a solar utility portfolio in the United States. The debt bears variable interest at SOFR plus 4% and matures in 2025.
In the second quarter of 2022, Brookfield Renewable completed a refinancing totaling $500 million associated with the United States business. The loan bears a variable interest at SOFR plus 2.85% and matures in 2029.
In the second quarter of 2022, Brookfield Renewable completed a financing totaling $402 million associated with the distributed generation portfolio in the United States. The debt drawn in two tranches bears an average fixed interest of 5.23% and matures in 2029.
In the second quarter of 2022, Brookfield Renewable completed a financing of CNY 290 million ($43 million) related to a wind asset in China. The debt bears a fixed interest rate of 4.6% and matures in 2039.
In the second quarter of 2022, Brookfield Renewable completed a financing of COP 400 billion ($97 million) in Colombia. The loan bears variable interest at IBR plus 3.25% maturing in 2032.
In the second quarter of 2022, Brookfield Renewable completed a financing of COP 100 billion ($24 million) in Colombia. The loan bears variable interest at IBR plus 3.9% maturing in 2030.
In the second quarter of 2022, Brookfield Renewable completed a financing of COP 50 billion ($12 million) in Colombia. The loan bears variable interest at IBR plus 3.9% maturing in 2030.
In the second quarter of 2022, Brookfield Renewable completed a financing of COP 100 billion ($24 million) in Colombia. The loan bears variable interest at IBR plus 4.70% maturing in 2034.
In the second quarter of 2022, Brookfield Renewable completed a financing of COP 219 billion ($53 million) in Colombia. The loan bears variable interest at IBR plus 2.45% maturing in 2027.
In the second quarter of 2022, Brookfield Renewable completed a financing of COP 594 billion ($144 million) in Colombia. The loan bears variable interest at IBR plus 2.98% maturing in 2029.
In the second quarter of 2022, Brookfield Renewable completed a refinancing of COP 237 billion ($57 million) in Colombia. The loan bears variable interest at IBR plus 2.45% maturing in 2030.